Expense Example - FidelityFreedomBlendFunds-PremierComboPRO - FidelityFreedomBlendFunds-PremierComboPRO - Fidelity Freedom Blend 2065 Fund - Fidelity Freedom Blend 2065 Fund - Premier Class	Sep. 08, 2023 USD ($)
Expense Example:
1 year	$ 26
3 years	80
5 years	141
10 years	$ 318